Share-Based Compensation (Narrative) (Details) - USD ($)						6 Months Ended	12 Months Ended
	Jun. 07, 2020	May 09, 2020	Feb. 09, 2020	Jan. 14, 2020	Aug. 07, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, net of estimated forfeitures						$ 800,000	$ 1,100,000
Expected weighted average period to recognize the compensation cost, in years						1 year	1 year 4 months 24 days
2008 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant							20,473
Maximum number of shares per employee							5,000
Number of shares authorized							50,000
2000 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant							0
Number of shares authorized							500,000
2011 Long Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant							588,127
Maximum number of shares per employee							150,000
Number of shares authorized							3,000,000
2019 Long-Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant							1,450,000
Weighted average fair value of option shares granted					$ 1,500,000
Number of shares authorized					12,000,000
Restricted Stock Award And Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested fair value							$ 2,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period
Restricted Stock Units (RSUs) [Member] | 2019 Long-Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			675,000
Restricted Stock Units (RSUs) [Member] | 2019 Long-Term Incentive Equity Plan [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of option shares granted							$ 0.14	$ 0.46
Fair market value of vested shares							$ 500,000	$ 500,000
Intrinsic value of options exercised							$ 0	$ 0
Exercise price							$ 0.33
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 0.17
Stock Options [Member] | 2011 Long Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.33
Share Based Compensation, Settlement Amount		$ 100,000
Stock Options [Member] | 2019 Long-Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 0.31
Stock Options [Member] | 2019 Long-Term Incentive Equity Plan [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Nonqualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price				$ 0.21
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted				218,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 0.21
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				5 years
Nonqualified Stock Options [Member] | 2019 Long-Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					10,550,000
Exercise price					$ 0.17
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted			150,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 0.33
Nonqualified Stock Options [Member] | 2019 Long-Term Incentive Equity Plan [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Restricted Stock Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation, Settlement Amount				$ 300,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				171,000
Restricted Stock Award [Member] | 2019 Long-Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation, Settlement Amount	$ 10,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	20,000
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							1 year
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							3 years
Non Employee Directors [Member] | Stock Options [Member] | 2019 Long-Term Incentive Equity Plan [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Non Employee Directors [Member] | Maximum [Member] | 2019 Long-Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares per employee							1,000,000
Weighted average fair value of option shares granted							$ 175,000
Non Employee [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							1 year
Independent Directors [Member] | Restricted Stock Units (RSUs) [Member] | 2019 Long-Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			150,000
Independent Directors [Member] | Nonqualified Stock Options [Member] | 2019 Long-Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 0.33
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			300,000
Independent Directors [Member] | Nonqualified Stock Options [Member] | 2019 Long-Term Incentive Equity Plan [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%